UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

Nicholas Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2017

Date of Reporting Period: 12/31/2016

Item 1. Schedule of Investments.

NICHOLAS FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF DECEMBER 31, 2016

SHARES OR
PRINCIPAL		VALUE
AMOUNT		-------------
-----------
COMMON STOCKS -- 94.02%
	Consumer Discretionary - Media -- 5.11%
1,174,000	CBS Corporation - Class B	$ 74,689,880
725,000	Time Warner Inc.	69,984,250
		-------------
		144,674,130
		-------------

	Consumer Discretionary -
	Retailing -- 10.35%
250,000	Home Depot, Inc. (The)	33,520,000
2,962,782	LKQ Corporation *	90,809,268
290,000	Lowe's Companies, Inc.	20,624,800
297,476	O'Reilly Automotive, Inc. *	82,820,293
445,000	Target Corporation	32,142,350
130,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	33,142,200
		-------------
		293,058,911
		-------------

	Consumer Discretionary - Services -- 3.23%
968,103	Popeyes Louisiana Kitchen, Inc. *	58,550,869
595,000	Starbucks Corporation	33,034,400
		-------------
		91,585,269
		-------------

	Consumer Staples - Food & Staples
	Retailing -- 2.78%
950,000	Walgreens Boots Alliance, Inc.	78,622,000
		-------------

	Consumer Staples - Food, Beverage
	& Tobacco -- 1.45%
450,000	Philip Morris International Inc.	41,170,500
		-------------

	Energy -- 1.72%
1,800,000	Enterprise Products Partners L.P.	48,672,000
		-------------

	Financials - Diversified -- 5.99%
569,505	Affiliated Managers Group, Inc. *	82,749,077
2,200,000	Charles Schwab Corporation (The)	86,834,000
		-------------
		169,583,077
		-------------

	Financials - Insurance -- 4.34%
605,000	Aon plc	67,475,650
420,000	Chubb Limited	55,490,400
		-------------
		122,966,050
		-------------

	Health Care - Equipment & Services -- 7.28%
1,186,254	DaVita Inc. *	76,157,507
455,100	Laboratory Corporation of America Holdings *	58,425,738
575,000	Medtronic Public Limited Company	40,957,250
295,000	Zimmer Biomet Holdings, Inc.	30,444,000
		-------------
		205,984,495
		-------------

	Health Care - Pharmaceuticals, Biotechnology
	& Life Sciences -- 11.10%
515,000	AbbVie Inc.	32,249,300
450,000	Celgene Corporation *	52,087,500
1,150,000	Gilead Sciences, Inc.	82,351,500
430,887	Merck & Co., Inc.	25,366,318

1,475,000	Pfizer Inc.	47,908,000
525,688	Thermo Fisher Scientific Inc.	74,174,577
		-------------
		314,137,194
		-------------

	Industrials - Capital Goods -- 6.60%
650,000	Fortive Corporation	34,859,500
571,100	Snap-on Incorporated	97,812,297
233,910	W.W. Grainger, Inc.	54,325,598
		-------------
		186,997,395
		-------------

	Industrials - Commercial & Professional
	Services -- 4.96%
225,000	Cintas Corporation	26,001,000
1,158,000	Copart, Inc. *	64,164,780
1,195,000	Nielsen Holdings plc	50,130,250
		-------------
		140,296,030
		-------------

	Industrials - Transportation -- 2.25%
172,076	AMERCO	63,597,569
		-------------

	Information Technology - Hardware
	& Equipment -- 3.81%
330,000	Apple Inc.	38,220,600
2,300,000	Cisco Systems, Inc.	69,506,000
		-------------
		107,726,600
		-------------

	Information Technology - Semiconductors
	& Semiconductor Equipment -- 2.20%
835,000	Skyworks Solutions, Inc.	62,341,100
		-------------

	Information Technology - Software
	& Services -- 14.48%
52,500	Alphabet Inc. - Class A *	40,520,550
325,000	Facebook, Inc. - Class A *	37,391,250
300,000	Gartner, Inc. *	30,321,000
440,000	International Business Machines Corporation	73,035,600
700,000	Mastercard Incorporated - Class A	72,275,000
950,000	Microsoft Corporation	59,033,000
305,000	salesforce.com, inc. *	20,880,300
280,000	ServiceNow, Inc. *	20,815,200
450,000	Visa Inc. - Class A	35,109,000
310,000	Workday, Inc. *	20,487,900
		-------------
		409,868,800
		-------------

	Materials -- 3.65%
436,600	AptarGroup, Inc.	32,068,270
950,401	Ball Corporation	71,346,603
		-------------
		103,414,873
		-------------

	Real Estate - Real Estate -- 1.90%
1,705,000	CBRE Group, Inc. *	53,690,450
		-------------

	Telecommunication Services -- 0.83%
550,000	AT&T Inc.	23,391,500
		-------------

	TOTAL COMMON STOCKS	2,661,777,943
	(cost $1,742,419,757)	-------------

SHORT-TERM INVESTMENTS -- 6.46%
	Commercial Paper - 6.04%
$6,000,000	AbbVie Inc. 01/03/17, 0.77%	6,000,000

6,000,000	J.M. Smucker Company (The) 01/03/17, 0.85%	6,000,000
5,000,000	Edison International 01/04/17, 0.75%	4,999,896
8,425,000	Eversource Energy 01/04/17, 0.83%	8,424,806
7,375,000	Bemis Company, Inc. 01/05/17, 1.00%	7,374,590
4,425,000	Eversource Energy 01/05/17, 0.90%	4,424,779
2,000,000	Pacific Gas and Electric Company
	01/05/17, 0.80%	1,999,911
5,000,000	Hyundai Capital America, Inc. 01/06/17, 0.93%	4,999,613
7,950,000	Medtronic Global Holdings S.C.A.
	01/09/17, 0.83%	7,948,900
8,000,000	Time Warner Inc. 01/09/17, 1.01%	7,998,653
7,375,000	Clorox Company (The) 01/10/17, 0.85%	7,373,781
7,000,000	Dollar General Corporation 01/10/17, 1.00%	6,998,639
8,250,000	Parker-Hannifin Corporation 01/10/17, 0.73%	8,248,829
6,200,000	Campbell Soup Company 01/11/17, 0.85%	6,198,829
9,275,000	Parker-Hannifin Corporation 01/11/17, 0.90%	9,273,145
7,500,000	Time Warner Inc. 01/12/17, 0.97%	7,498,181
5,000,000	Bell Canada 01/13/17, 0.99%	4,998,625
6,000,000	UnitedHealth Group Incorporated
	01/17/17, 0.95%	5,997,783
11,700,000	Campbell Soup Company 01/18/17, 0.85%	11,695,856
3,150,000	Harley-Davidson Financial Services,
	Inc. 01/18/17, 0.88%	3,148,845
7,000,000	McDonald's Corporation 01/19/17, 0.88%	6,997,262
8,000,000	Bell Canada 01/20/17, 1.03%	7,996,109
4,400,000	McDonald's Corporation 01/24/17, 0.85%	4,397,818
9,925,000	McDonald's Corporation 01/25/17, 0.85%	9,919,845
10,000,000	Clorox Company (The) 02/06/17, 0.95%	9,991,028
		--------------
		170,905,723
		--------------

	Variable Rate Security - 0.42%
11,972,855	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class), 0.45%	11,972,855
		--------------

	TOTAL SHORT-TERM INVESTMENTS	182,878,578
	(cost $182,878,578)	--------------

	TOTAL INVESTMENTS
	(cost $1,925,298,335) - 100.48%	2,844,656,521
		--------------

	LIABILITIES, NET OF OTHER ASSETS - (0.48)%	(13,478,275)
		--------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$2,831,178,246
		--------------
		--------------

%	Of net assets.
*	Non-income producing.

As of December 31, 2016, investment cost for federal tax purposes was $1,925,298,335 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$957,903,383
Unrealized depreciation	(38,545,197)
------------
Net unrealized appreciation	$919,358,185
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities

----------------	--------------

Level 1 -
Common Stocks(1)	$2,661,777,943
Variable Rate Security	11,972,855
Level 2 -
Commercial Paper	170,905,723
Level 3 -
None	--
--------------
Total	$2,844,656,521
--------------
--------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: February 27, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: February 27, 2017

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: February 27, 2017